Common Shares and Warrants (Details 2) - $ / shares	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life	5 years	5 years
Dividend yield	0.00%	0.00%
Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	95.00%	100.00%
Risk-free interest rate	0.35%	1.42%
Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	96.00%	144.00%
Risk-free interest rate	1.66%	2.89%
Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield	0.00%	0.00%
Warrant | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	91.00%	1.00%
Risk-free interest rate	0.36%	2.31%
Expected life	2 years	1 day
Estimated fair value per warrant	$ 0.28
Warrant | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	94.00%	117.00%
Risk-free interest rate	2.87%	2.87%
Expected life	5 years	2 years
Estimated fair value per warrant	$ 0.54	$ 0.57